Prepaid land use rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	¥ 491,638	¥ 491,638
Less: accumulated amortization	(53,082)	(43,019)
Current portion of prepaid land use rights (recorded in other current assets)	10,063	10,063
Non-current portion of prepaid land use rights	428,493	438,556
Net	438,556	¥ 448,619
Bank of Jiangsu | Short-term loans
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	10,454
Bank loan secured by pledge of prepaid land use rights	35,000
Bank of Construction | Short-term loans
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	25,500
Bank loan secured by pledge of prepaid land use rights	52,468
Industrial and Commercial Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	209,332
Bank loan secured by pledge of prepaid land use rights	1,440,000
Agriculture Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	72,488
Bank loan secured by pledge of prepaid land use rights	¥ 22,900